Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Cash	¥779,343	¥844,886
Deposits with banks	72,311,473	61,626,567

Total cash and deposits with banks	¥73,090,816	¥62,471,453

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows
The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2021, 2020 and 2019 is shown as follows:

	At March 31,
	2021	2020	2019
	(In millions)
Cash and deposits with banks	¥73,090,816	¥62,471,453	¥57,763,441
Less: term deposits with original maturities over three months	(675,185)	(532,703)	(532,784)
Less: cash segregated as deposits and others	(866,934)	(735,209)	(514,128)

Cash and cash equivalents	¥71,548,697	¥61,203,541	¥56,716,529